DWS Investment Management Americas, Inc.

One International Place

Boston, MA 02110

July 27, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Post-Effective Amendment No. 72 to the Registration Statement on Form N-1A of DWS Intermediate Tax-Free Fund (formerly DWS Intermediate Tax/AMT Free Fund and Deutsche Intermediate Tax/AMT Free Fund) (the “Fund”), a series of Deutsche DWS Tax Free Trust (the “Trust”) (formerly Deutsche Tax Free Trust) (Reg. Nos. 002-81105; 811-03632)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 72 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Fund and does not relate to any other series of the Trust.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”) for review and comment by the Staff of the Securities and Exchange Commission (“Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on October 1, 2018. No fees are required in connection with this filing. The Amendment is being filed principally to reflect: (i) the addition of disclosure related to investment in high yield securities to the Fund’s principal investment strategy; and (ii) the addition of related risk disclosure. The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on September 27, 2017 in Post-Effective Amendment No. 70 to the Trust’s Registration Statement under the Securities Act.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-1004.

Sincerely yours,

/s/ Andrew Hone

Andrew Hone

Vice President and Senior Counsel

DWS Investment Management Americas, Inc.

cc: John Marten, Esq., Vedder Price P.C